Derivative Financial Instruments (Notional Amounts of Derivative Contracts) (Detail) - JPY (¥) ¥ in Trillions		Mar. 31, 2016	Mar. 31, 2015
Derivative [Line Items]
Notional amounts of derivatives	[1]	¥ 1,410.1	¥ 1,339.5
Interest Rate Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	1,179.7	1,131.4
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	215.6	193.1
Equity Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	4.2	4.1
Commodity Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	0.7	1.0
Credit Derivatives [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	6.3	6.8
Others [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	¥ 3.6	¥ 3.1

[1]	Includes both written and purchased positions.